BORROWINGS (Long-term Narrative) (Details)	12 Months Ended						12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		12 Months Ended				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Subsequent Event [Member] CNY	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Long-term Loan One [Member] Certain equipments [Member] CNY	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Long-term Loan One [Member] Guaranteed by pledged assets [Member] CNY	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Long-term Loan Two [Member] Plants [Member] CNY	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Long-term Loan Two [Member] Guaranteed by pledged assets [Member] CNY	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Long-term Loan Three [Member] Land use rights [Member] CNY	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Long-term Loan Three [Member] Guaranteed by pledged assets [Member] CNY	Dec. 31, 2012 Jinko Solar Co., Ltd. ("Jiangxi Jinko") [Member] Long-term Loan Four [Member] CNY	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Long-term Loan One [Member] Certain equipments [Member] CNY	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Long-term Loan One [Member] Guaranteed by pledged assets and affiliate [Member] CNY	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Long-term Loan Two [Member] Certain equipments [Member] CNY	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Long-term Loan Two [Member] Guaranteed by pledged assets and affiliate [Member] CNY	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Long-term Loan Three [Member] Land use rights [Member] CNY	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Long-term Loan Three [Member] Plants [Member] CNY	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Long-term Loan Three [Member] Certain equipments [Member] CNY	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Long-term Loan Three [Member] Guaranteed by pledged assets and affiliate [Member] CNY	Dec. 31, 2012 Zhejiang Jinko Solar Co., Ltd ("Zhejiang Jinko") [Member] Long-term Loan Four [Member] Guaranteed by affiliate [Member] CNY
Debt Instrument [Line Items]
Debt instrument, issuance date							Feb. 29, 2012		Jun. 30, 2012		Dec. 31, 2012	Sep. 30, 2011		Mar. 31, 2010		May 31, 2010				Apr. 30, 2011	Jun. 30, 2011
Debt, face amount							50,000,000		90,000,000		27,000,000	13,000,000		10,000,000		10,000,000				270,000,000	25,000,000
Debt instrument, maturity date							Feb. 28, 2014		Jun. 30, 2014		Dec. 31, 2014	Aug. 31, 2014		Mar. 31, 2013		May 31, 2013				Dec. 31, 2013	Dec. 31, 2013
Effective interest rate							6.98%		6.72%		6.46%	6.40%		6.65%		6.65%					6.40%
Effective interest rate range, minimum																				6.15%
Effective interest rate range, maximum																				6.65%
Debt instrument, frequency of payments							monthly		monthly		monthly	quarterly		monthly		monthly				monthly	monthly
Pledged assets						171,333,024		134,640,918		99,923,017			81,425,922		81,425,922		42,742,315	108,925,069	888,135,724
Proceeds from issuance of long-term debt	48,153,320	300,000,000	1,000,000,000		360,000,000
Repayments of long-term debt	$ 160,511,067	1,000,000,000			28,000,000